INCOME TAXES (Details - Provision for income taxes) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21%	$ (2,360,761)	$ (1,441,624)
State income taxes	(404,702)	(247,135)
Non-deductible expenses	271,648	201,521
Change in valuation allowance	2,493,815	1,487,238
Total provision for income tax